UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09761

The Direxion Insurance Trust
(Exact name of registrant as specified in charter)

Daniel D. O’Neill
33 Whitehall Street, 10th Floor
New York, NY 10004
(Address of principal executive offices) (Zip code)

U.S. Bancorp Fund Services, LLC
615 E. Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

646-572-3390
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2009

Date of reporting period:  September 30, 2009

Item 1. Schedule of Investments.

Evolution VP Managed Bond Fund
Schedule of Investments
September 30, 2009 (Unaudited)

Shares		Value
INVESTMENT COMPANIES - 97.4%
2,371	AllianceBernstein Global High Income Fund, Inc.	$29,898
3,374	BlackRock Corporate High Yield Fund VI, Inc.	33,369
2,443	BlackRock Floating Rate Income Strategies Fund, Inc.	31,441
3,595	BlackRock Preferred Income Strategies Fund, Inc.	32,391
2,340	Evergreen Multi-Sector Income Fund	33,392
2,378	iShares Barclays 1-3 Year Credit Bond Fund	248,192
4,470	iShares Barclays 1-3 Year Treasury Bond Fund	375,525
7,738	iShares Barclays 20+ Year Treasury Bond Fund	763,431
3,389	iShares Barclays 3-7 Year Treasury Bond Fund	381,161
7,972	iShares Barclays 7-10 Year Treasury Bond Fund	736,373
11,579	iShares Barclays Aggregate Bond Fund	1,214,869
1,415	iShares Barclays MBS Bond Fund	151,108
1,644	iShares Barclays TIPS Bond Fund	169,135
7,671	iShares iBoxx $ High Yield Corporate Bond Fund	662,391
7,503	iShares iBoxx $ Investment Grade Corporate Bond Fund	800,420
1,968	iShares S&P National AMT-Free Municipal Bond Fund	208,214
4,625	MFS Charter Income Trust	41,579
5,248	MFS Government Markets Income Trust	40,095
4,922	MFS Intermediate Income Trust	33,765
5,768	Putnam Premier Income Trust	33,743
9,465	SPDR Barclays Capital International Treasury Bond ETF	553,040
2,083	Templeton Emerging Markets Income Fund	30,183
26,755	Vanguard Total Bond Market ETF	2,127,022
1,885	Western Asset Emerging Markets Debt Fund Inc.	32,478
3,782	Western Asset High Income Fund II Inc.	33,281
2,766	Western Asset/Claymore Inflation-Linked Opportunities & Income Fund	32,888
	TOTAL INVESTMENT COMPANIES (Cost $8,112,826)	$8,829,384

SHORT TERM INVESTMENTS - 2.5%
MONEY MARKET FUNDS - 2.5%
44,950	Fidelity Institutional Government Portfolio, 0.10%	$44,950
44,950	Fidelity Institutional Money Market Portfolio, 0.37%	44,950
44,950	Goldman Sachs Financial Square Federal Fund, 0.07%	44,950
44,951	Goldman Sachs Financial Square Government Fund, 0.08%	44,951
44,950	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio, 0.04%	44,950
	TOTAL SHORT TERM INVESTMENTS (Cost $224,751)	$224,751

	Total Investments (Cost $8,337,577) - 99.9%	$9,054,135
	Other Assets in Excess of Liabilities - 0.1%	5,166
	TOTAL NET ASSETS - 100.0%	$9,059,301

Evolution VP All-Cap Equity Fund
Schedule of Investments
September 30, 2009 (Unaudited)

Shares		Value
COMMON STOCKS - 70.0%
Aerospace & Defense - 4.0%
4,841	AAR Corp. (a)	$106,212
6,890	Dyncorp Intl, Inc. (a)	124,020
525	L-3 Communications Holdings, Inc.	42,168
2,624	Raytheon Co.	125,873
1,295	Rockwell Collins, Inc.	65,786
877	Triumph Group, Inc.	42,087
		506,146
Apparel Retail - 1.0%
3,688	The Buckle, Inc.	125,908

Beverages - 1.1%
2,619	Coca-Cola Enterprises, Inc.	56,073
7,396	Cott Corp. (a)	54,360
684	Pepsi Bottling Group, Inc.	24,925
		135,358
Biotechnology - 1.2%
830	Biogen Idec, Inc. (a)	41,932
3,557	Cubist Pharmaceuticals, Inc. (a)	71,851
858	OSI Pharmaceuticals, Inc. (a)	30,287
		144,070
Building Products - 0.5%
4,352	Apogee Enterprises, Inc.	65,367

Capital Markets - 1.0%
4,767	Broadpoint Gleacher Secs Group Com (a)	39,757
924	Jefferies Group, Inc. (a)	25,160
2,996	Knight Capital Group, Inc. - Class A (a)	65,163
		130,080
Chemicals - 2.0%
1,689	Cytec Industries, Inc.	54,842
4,328	Hawkins, Inc.	101,102
1,591	Innophos Holdings, Inc.	29,434
1,878	Terra Industries, Inc.	65,110
		250,488
Commercial Services & Supplies - 1.8%
4,168	Avis Budget Group (a)	55,685
5,448	Global Cash Access Holdings, Inc. (a)	39,825
4,355	Kenexa Corp. (a)	58,705
640	Ritchie Bros. Auctioneers, Inc.	15,706
4,134	Trueblue, Inc. (a)	58,165
		228,086
Communications Equipment - 0.9%
1,972	Arris Group, Inc. (a)	25,656
1,280	Cisco Systems, Inc. (a)	30,131
1,950	Corning, Inc.	29,855
632	F5 Networks, Inc. (a)	25,046
		110,688
Computers & Peripherals - 0.8%
2,127	Compellent Technologies, Inc. (a)	38,392
608	Netapp, Inc. (a)	16,222
1,444	Palm, Inc. (a)	25,169
982	Synaptics, Inc. (a)	24,746
		104,529
Construction & Engineering - 1.4%
3,576	Comfort Systems USA, Inc.	41,446
1,139	Fluor Corp.	57,918
729	Quanta Services, Inc. (a)	16,133
2,340	Sterling Constuction Co. (a)	41,909
369	URS Corp. (a)	16,107
		173,513
Consumer Finance - 2.7%
20,389	EZCORP, Inc. (a)	278,514
2,547	World Acceptance Corp. (a)	64,210
		342,724
Consumer Services - 1.0%
2,501	Pre-Paid Legal Services, Inc. (a)	127,051

Distributors - 0.5%
2,286	WESCO International, Inc. (a)	65,837

Diversified Consumer Services - 0.8%
7,653	Chinacast Edu Corp. (a)	55,637
1,695	Lincoln Edl Svcs Corp. (a)	38,782
		94,419
Diversified Telecommunication Services - 0.7%
1,105	Neutral Tandem, Inc. (a)	25,150
8,039	Telecommunication Systems, Inc. (a)	67,206
		92,356
Electrical Component - 0.7%
5,379	Harbin Electric, Inc. (a)	90,797

Electrical Equipment - 0.8%
1,096	Powell Industries, Inc. (a)	42,076
7,036	Vishay Intertechnology, Inc. (a)	55,584
		97,660
Electronic Equipment - 0.1%
421	Dolby Laboratories, Inc. (a)	16,078

Electronic Equipment & Instruments - 1.3%
2,402	Rofin-Sinar Technologies, Inc. (a)	55,150
1,473	ScanSource, Inc. (a)	41,715
532	Sunpower Corp. (a)	15,902
5,981	Technitrol, Inc.	55,085
		167,852
Electronic Equipment, Instruments & Components - 0.6%
2,079	Maxwell Technologies, Inc. (a)	38,316
1,845	Mellanox Technologies Ltd. (a)	30,240
		68,556
Energy Equipment & Services - 1.9%
2,527	Atwood Oceanics, Inc. (a)	89,127
1,529	Baker Hughes, Inc.	65,227
1,030	Transocean Ltd. (a)	88,096
		242,450
Financial Services - 0.2%
1,531	AmeriCredit Corp. (a)	24,174

Food & Staples Retailing - 1.1%
1,331	Casey's General Stores, Inc.	41,767
3,886	Spartan Stores, Inc.	54,909
1,767	United Natural Foods, Inc. (a)	42,267
		138,943
Food Products - 0.8%
857	Green Mountain Coffee Roasters, Inc. (a)	63,281
412	The Hershey Co.	16,010
465	The J.M. Smucker Co.	24,650
		103,941
Health Care Distributors - 0.5%
2,563	PSS World Medical, Inc. (a)	55,950

Health Care Equipment & Supplies - 1.6%
2,290	American Medical Systems Holdings, Inc. (a)	38,747
2,084	Conceptus, Inc. (a)	38,637
67	Intuitive Surgical, Inc. (a)	17,571
2,314	Inverness Medical Innovations, Inc. (a)	89,621
540	Thoratec Corp. (a)	16,346
		200,922
Health Care Providers & Services - 5.7%
2,094	Amedisys, Inc. (a)	91,361
2,212	Centene Corp. (a)	41,895
4,227	Eclipsys Corp. (a)	81,581
8,462	eResearch Technology, Inc. (a)	59,234
3,855	Gentiva Health Services, Inc. (a)	96,414
770	Henry Schein, Inc. (a)	42,281
1,764	Humana, Inc. (a)	65,797
544	LHC Group, Inc. (a)	16,282
1,555	LifePoint Hospitals, Inc. (a)	42,078
2,092	Lincare Holdings, Inc. (a)	65,375
3,349	Odyssey HealthCare, Inc. (a)	41,863
8,242	Skilled Healthcare Group, Inc. - Class A (a)	66,183
		710,344
Health Care Technology - 0.3%
335	Cerner Corp. (a)	25,058
346	Sxc Health Solutions Corp. (a)	16,189
		41,247
Hotels Restaurants & Leisure - 0.6%
171	Chipotle Mexican Grill, Inc. (a)	16,596
3,355	Isle of Capri Casinos, Inc. (a)	39,555
1,522	Texas Roadhouse, Inc. (a)	16,164
		72,315
Household Durables - 1.5%
3,359	Garmin Ltd.	126,769
3,544	Newell Rubbermaid, Inc.	55,605
		182,374
Independent Power Producers & Energy Traders - 0.2%
1,839	Mirant Corp. (a)	30,215

Industrial Conglomerates - 0.1%
222	3M Co.	16,384

Insurance - 0.5%
3,831	Amerisafe, Inc. (a)	66,085
1	Life Partners Holdings, Inc.	18
		66,103
Internet & Catalog Retail - 1.3%
832	NetFlix, Inc. (a)	38,413
3,893	Nutri/System, Inc.	59,407
3,604	Shutterfly, Inc. (a)	59,935
		157,755
Internet Retail - 0.5%
3,150	PetMed Express, Inc. (a)	59,377

Internet Software & Services - 1.2%
982	Cybersource Corp. (a)	16,370
4,666	Valueclick, Inc. (a)	61,545
8,148	Web Com Group, Inc. (a)	57,769
920	Yahoo!, Inc. (a)	16,385
		152,069
IT Services - 0.9%
7,271	Computer Task Group, Inc. (a)	58,968
5,502	Convergys Corp. (a)	54,690
		113,658
Machinery - 2.7%
1,501	AGCO Corp. (a)	41,473
1,684	Dover Corp.	65,272
10,607	Force Protection, Inc. (a)	57,914
2,425	Freightcar America, Inc.	58,927
3,918	Graham Corp.	60,925
1,852	Tennant Co.	53,819
		338,330
Media - 1.5%
3,349	Dolan Media Co. (a)	40,155
4,481	Gannett Co., Inc.	56,057
2,922	Tivo, Inc. (a)	30,272
3,065	Valassis Communications, Inc. (a)	54,802
		181,286
Multiline Retail - 0.9%
3,032	Macys, Inc.	55,455
849	Sears Holdings Corp. (a)	55,448
		110,903
Multi-Utilities - 0.3%
1,496	NRG Energy, Inc. (a)	42,172

Oil, Gas & Consumable Fuels - 1.4%
1,317	Linn Energy LLC	30,173
725	Murphy Oil Corp.	41,738
1,101	Overseas Shipholding Group, Inc.	41,144
3,693	Tesoro Petroleum Corp.	55,321
		168,376
Personal Products - 0.9%
2,010	Herbalife Ltd.	65,807
1,918	Medifast, Inc. (a)	41,659
		107,466
Pharmaceuticals - 1.7%
18,145	American Oriental Bioengineering, Inc. (a)	88,185
5,211	Obagi Medical Products, Inc. (a)	60,448
1,829	Sepracor, Inc. (a)	41,884
906	Valeant Pharmaceuticals International (a)	25,422
		215,939
Professional, Scientific, and Technical Services - 0.5%
7,416	Moduslink Global Solutions Inc Com (a)	59,995

Radio & Television Broadcasting & Communications Equipment - 0.2%
2,361	USA Mobility, Inc.	30,410

Semiconductor & Semiconductor Equipment - 2.2%
590	Analog Devices, Inc.	16,272
1,121	Cree, Inc. (a)	41,197
890	Lam Research Corp. (a)	30,402
3,032	Maxim Integrated Products, Inc.	55,000
1,282	Monolithic Power Systems, Inc. (a)	30,063
363	Netlogic Microsystems, Inc. (a)	16,335
4,012	PMC - Sierra, Inc. (a)	38,355
952	Semtech Corp. (a)	16,194
348	Silicon Laboratories, Inc. (a)	16,133
877	Volterra Semiconductor Corp. (a)	16,111
		276,062
Semiconductors & Semiconductor Equipment - 0.2%
2,058	Sigma Designs, Inc. (a)	29,903

Software - 4.0%
918	Adobe Systems, Inc. (a)	30,331
1,954	Autodesk, Inc. (a)	46,505
1,468	Blackboard, Inc. (a)	55,461
418	Citrix Systems, Inc. (a)	16,398
2,928	Double-Take Software, Inc. (a)	29,836
1,846	I2 Technologies, Inc. (a)	29,610
1,068	Intuit, Inc. (a)	30,438
2,695	JDA Software Group, Inc. (a)	59,128
2,992	Manhattan Associates, Inc. (a)	60,438
578	McAfee, Inc. (a)	25,311
7,046	MSC.Software Corp. (a)	59,257
575	Red Hat, Inc. (a)	15,893
755	Rovi Corp. (a)	25,368
292	Salesforce.com, Inc. (a)	16,624
		500,598
Specialty Retail - 5.9%
2,903	Aeropostale, Inc. (a)	126,193
1,393	Autonation, Inc. (a)	25,185
2,452	Barnes & Noble, Inc.	54,484
431	Bed Bath & Beyond, Inc. (a)	16,180
2,897	The Cato Corp.	58,780
1,930	Chico's FAS, Inc. (a)	25,090
1,438	Collective Brands, Inc. (a)	24,921
3,736	DSW, Inc. - Class A (a)	59,664
2,573	The Gap Inc.	55,062
8,005	HOT Topic, Inc. (a)	59,958
443	J Crew Group, Inc. (a)	15,868
2,234	Men's Wearhouse, Inc.	55,180
3,355	RadioShack Corp.	55,592
871	Tractor Supply Co. (a)	42,174
3,644	Volcom, Inc. (a)	60,053
		734,384
Surgical And Medical Instruments And Apparatus - 0.4%
5,352	Symmetry Medical, Inc. (a)	55,500

Textiles, Apparel & Luxury Goods - 2.7%
941	Carter's, Inc. (a)	$25,125
1,445	Columbia Sportswear Co.	59,476
1,055	Deckers Outdoor Corp. (a)	89,517
1,988	Iconix Brand Group, Inc. (a)	24,790
4,968	True Religion Apparel, Inc. (a)	128,820
578	Under Armour, Inc. - Class A (a)	16,086
		343,814
Tobacco - 0.2%
409	Lorillard, Inc.	30,389

Trading Companies & Distributors - 0.5%
9,027	Aceto Corp.	59,578

	TOTAL COMMON STOCKS (Cost $8,354,969)	$8,790,889

INVESTMENT COMPANIES - 20.0%
6,002	iShares MSCI BRIC Index Fund	$251,664
24,723	iShares MSCI Pacific ex-Japan Index Fund	1,002,023
7,130	SPDR S&P Emerging Latin America ETF	500,027
18,767	WisdomTree Emerging Markets Small Cap Dividend Fund	760,626
	TOTAL INVESTMENT COMPANIES (Cost $2,320,339)	$2,514,340

Shares		Value
SHORT TERM INVESTMENTS - 6.0%
MONEY MARKET FUNDS - 6.0%
150,131	Fidelity Institutional Government Portfolio, 0.10%	$150,131
150,131	Fidelity Institutional Money Market Portfolio, 0.37%	150,131
150,131	Goldman Sachs Financial Square Federal Fund, 0.07%	150,131
150,131	Goldman Sachs Financial Square Government Fund, 0.08%	150,131
150,131	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio, 0.04%	150,131
	TOTAL SHORT TERM INVESTMENTS (Cost $750,655)	$750,655

	Total Investments (Cost $11,425,963) - 96.0%	$12,055,884
	Other Assets in Excess of Liabilities - 4.0%	500,391
	TOTAL NET ASSETS - 100.0%	$12,556,275

Percentages are stated as a percent of net assets.
(a) Non income producing

Evolution VP All-Cap Equity Fund
Short Futures Contracts
September 30, 2009 (Unaudited)
		Unrealized
		Appreciation/
Contracts		(Depreciation)
25	NASDAQ-100 Index eMini Futures
	Expiring December 2009 (Underlying Face Amount at Market Value $857,500)	$(4,981)
23	Russell 2000 Index eMini Futures
	Expiring December 2009 (Underlying Face Amount at Market Value $1,382,760)	(3,788)
34	S&P 500 Index eMini Futures
	Expiring December 2009 (Underlying Face Amount at Market Value $1,787,125)	6,681

Dynamic VP HY Bond Fund
Schedule of Investments
September 30, 2009 (Unaudited)

Shares		Value
SHORT TERM INVESTMENTS - 91.3%
MONEY MARKET FUNDS - 91.3%
10,236,506	Dreyfus Government Cash Management, 0.04%	$10,236,506
10,236,506	Evergreen Institutional U.S. Government Money Market Fund, 0.01%	10,236,506
10,236,506	Federated Prime Obligations Fund, 0.22%	10,236,506
8,406,612	Fidelity Institutional Money Market Portfolio, 0.37%	8,406,612
10,626,506	Goldman Sachs Financial Square Government Fund, 0.08%	10,626,506
10,236,505	SEI Daily Income Trust Government Fund, 0.05%	10,236,505
	TOTAL SHORT TERM INVESTMENTS (Cost $59,979,141)	$59,979,141

	TOTAL INVESTMENTS (Cost $59,979,141) - 91.3%	$59,979,141
	Other Assets in Excess of Liabilities - 8.7%	5,682,679
	TOTAL NET ASSETS - 100.0%	$65,661,820

Percentages are stated as a percent of net assets.

Dynamic VP HY Bond Fund
Futures Contracts
September 30, 2009 (Unaudited)

		Unrealized
Contracts		Depreciation
199	S&P 500 Index eMini Futures
	Expiring December 2009 (Underlying Face Amount at Market Value $10,459,938)	$(121,966)

Dynamic VP HY Bond Fund
Credit Default Swap Contracts - Sell Protection1
September 30, 2009 (Unaudited)
						Upfront
		Implied				Payments	Unrealized
		Credit	Receive	Termination	Notional	Paid	Appreciation/
Counterparty	Reference Entity	Spread2	Fixed Rate	Date	Amount3	(Received)	(Depreciation)
Bank of America	Markit CDX North American High Yield Index	6.65%	5.00%	6/20/2014	$ 4,606,000	$ (296,805)	$ 21,069
Barclays Capital	Markit CDX North American High Yield Index	6.65%	5.00%	6/20/2014	16,356,000	(3,249,051)	2,297,153
Bank of America	Markit CDX North American High Yield Index	7.39%	5.00%	12/20/2014	19,650,000	(1,621,125)	(111,617)
Credit Suisse Capital, LLC	Markit CDX North American High Yield Index	7.39%	5.00%	12/20/2014	1,200,000	(99,000)	(5,177)
					$ 41,812,000	$ (5,265,981)	$ 2,201,429

1  If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the reference obligations or underlying securities comprising the reference index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising the reference index.

2  Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default.  The implied credit spread of a particular reference entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement.  Wider credit spreads represent a deterioration of the reference entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.  A credit spread identified as "Defaulted" indicates a credit event has occurred for the reference entity or obligation.

3  The maximum potential amount (if, after a credit event the value of the related obligation or obligations were determined to have a value of zero) the Fund could be required to make as seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

The Funds have adopted Statement on Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157") and FASB Staff Position No. 157-4 ("FSP 157-4").  FSP 157-4 clarifies FAS 157 and requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the asset or liability such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value.  FSP 157-4 also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosures of valuation for major security types.  FAS 157 requires each fund to classify its securities based on valuation method, using the three levels listed below:

Level 1 - Quoted prices in active markets for identical securities
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.)
Level 3 - Significant unobservable inputs (including Fund's own assumptions in determining fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the credit risk associated with investing in these securities.

The following is a summary of the inputs used to value the Fund's net assets as of September 30, 2009:

Evolution VP Managed Bond Fund
	Level 1	Level 2	Level 3	Total
Investment Companies	$ 8,829,384	$ -	$ -	$ 8,829,384
Short-Term Investments	$ 224,751	$ -	$ -	$ 224,751

Evolution VP All-Cap Equity Fund
	Level 1	Level 2	Level 3	Total
Equity Securities	$ 8,790,889	$ -	$ -	$ 8,790,889
Investment Companies	$ 2,514,340	$ -	$ -	$ 2,514,340
Short-Term Investments	$ 750,655	$ -	$ -	$ 750,655
Other Financial Instruments*	$ (2,088)	$ -	$ -	$ (2,088)

Dynamic VP HY Bond Fund
	Level 1	Level 2	Level 3	Total
Short-Term Investments	$ 59,979,141	$ -	$ -	$ 59,979,141
Other Financial Instruments*	$ (121,966)	$ 2,201,429	$ -	$ 2,079,463

For further information regarding industry classification, see the Schedule of Investments.

* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures and swap contracts.
Futures and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The cost basis of investments for federal income tax purposes at September 30, 2009 was as follows*:

	Evolution VP Managed Bond Fund	Evolution VP All-Cap Equity Fund	Dynamic VP HY Bond Fund
Cost of investments	$8,761,317	$13,431,906	$59,979,141
Gross unrealized appreciation	716,558	774,551	2,801,623
Gross unrealized depreciation	(423,740)	(2,150,573)	(2,801,623)
Net unrealized appreciation/(depreciation)	$292,818	$(1,376,022)	$0

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  The Direxion Insurance Trust

By (Signature and Title)  /s/ Daniel D. O’Neill
                                                  Daniel D. O’Neill, President

Date       11/19/2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)  /s/ Daniel D. O’Neill
                                                  Daniel D. O’Neill, President

Date      11/19/2009

By (Signature and Title)*   /s/ Guy F. Talarico
                                                     Guy F.Talarico, Principal Financial Officer

Date      11/23/2009

* Print the name and title of each signing officer under his or her signature.